Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
January 2, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust II (the Registrant)
Columbia Emerging Markets Bond Fund
Columbia Integrated Large Cap Growth Fund
Columbia Integrated Large Cap Value Fund
Columbia Integrated Small Cap Growth Fund
Columbia Pyrford International Stock Fund
Columbia Ultra Short Duration Municipal Bond Fund

Post-Effective Amendment No. 253
File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 253 (Amendment). This Amendment was filed electronically on December 22, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II